Credit Risk - Economic uncertainty adjustments (Details) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 GBP (£) method	Dec. 31, 2020 GBP (£)	Dec. 31, 2019
Covid-19 Related Uncertainty Adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 1,400	£ 1,400
Number of methods for uncertainty | method	2
Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 2,532	3,069
Credit cards, unsecured loans and other retail lending | Covid-19 Related Uncertainty Adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	600
Credit cards, unsecured loans and other retail lending | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(228)	(26)
Credit cards, unsecured loans and other retail lending | Other adjustments | Americas
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(200)
Wholesale loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,678	2,332
Wholesale loans | Covid-19 Related Uncertainty Adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	200
Wholesale loans | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(136)	(457)
Loans and advances
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	4,597	5,835
Loans and advances | Covid-19 Related Uncertainty Adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	800
Loans and advances | Covid-19 Related Uncertainty Adjustments | Customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	200	100
Loans and advances | Covid-19 Related Uncertainty Adjustments | Specific bases
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	500	1,000
Loans and advances | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ (364)	£ (450)
Financial assets at amortised cost
Disclosure of financial assets [line items]
Arrears collection period	30 days
Financial assets at amortised cost | USA | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Decrease in arrears collection rate	1.60%
Arrears collection rate		2.50%	2.70%